Contract liabilities	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Contract liabilities
24.	Contract liabilities

	31.12.2021	31.12.2022	31.12.2022
	RMB’000	RMB’000	US$’000
Unfulfilled service-type maintenance services	209,773	195,245	28,085
Advance from customer	432,659	499,831	71,899

Total	642,432	695,076	99,984

Current	573,259	617,737	88,859
Non-current	69,173	77,339	11,125

Total contract liabilities (Note 6.2)	642,432	695,076	99,984